Material accounting policies - Goodwill and intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years
Customer contracts
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years